Obligations Related to Capital Leases - Schedule of Repayments of Capital Leases Including Imputed Interest (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
LNG Carriers
Capital Leased Assets [Line Items]
2018	$ 111,678
2019	119,564
2020	118,901
2021	117,904
2022	117,109
Thereafter	806,458
Suezmax
Capital Leased Assets [Line Items]
2018	67,214
2019	16,236
2020	16,279
2021	16,233
2022	16,232
Thereafter	$ 136,846